Schedule of Weighted Average Assumptions of Awards Issued (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
The 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Expected volatility		99.00%
Risk-free rate of return		1.70%
Expected term (years)		6 years 1 month 6 days
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	78.00%
Risk-free rate of return	1.70%	0.90%
Expected term (years)	6 years	6 years